DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of total revenue - Cepton Technologies, Inc. [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	58.00%	12.00%	23.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		31.00%	16.00%	40.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		11.00%	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		11.00%		10.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue				13.00%